Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets:
Corporate bonds	$ 10,753	$ 12,929
Convertible bonds	1,166	1,209
Total financial assets	11,919	14,138
Liabilities:
Contingent consideration	504	1,333
Total financials liabilities	504	1,333
Level 1 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration
Total financials liabilities
Level 2 [Member]
Assets:
Corporate bonds	10,753	12,929
Convertible bonds	1,166	1,209
Total financial assets	11,919	14,138
Liabilities:
Contingent consideration
Total financials liabilities
Level 3 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration	504	1,333
Total financials liabilities	$ 504	$ 1,333